Schedule of Finite-Lived Intangible Assets (Details) - CAD	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Intangible Assets Schedule Of Finite-lived Intangible Assets 1	CAD 331,037
Intangible Assets Schedule Of Finite-lived Intangible Assets 2	33,848
Intangible Assets Schedule Of Finite-lived Intangible Assets 3	CAD 297,189
Intangible Assets Schedule Of Finite-lived Intangible Assets 1		CAD 210,892
Intangible Assets Schedule Of Finite-lived Intangible Assets 2		5,272
Intangible Assets Schedule Of Finite-lived Intangible Assets 3		CAD 205,620